AB Cap Fund, Inc.

Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.3%
Health Care – 29.6%
Biotechnology – 12.8%
Allakos, Inc.(a) (b)	171,182	$11,256,928
Allogene Therapeutics, Inc.(a) (b)	463,483	13,394,659
Arena Pharmaceuticals, Inc.(a) (b)	311,780	15,267,867
Ascendis Pharma A/S (Sponsored ADR)(b)	115,680	15,701,246
BeiGene Ltd. (Sponsored ADR)(a) (b)	66,249	10,124,835
Biohaven Pharmaceutical Holding Co., Ltd.(b)	371,776	17,510,649
Bioxcel Therapeutics, Inc.(b)	102,747	3,801,639
Blueprint Medicines Corp.(b)	271,539	15,974,639
Coherus Biosciences, Inc.(a) (b)	895,940	14,872,604
Deciphera Pharmaceuticals, Inc.(b)	265,403	15,388,066
Gossamer Bio, Inc.(a) (b)	441,086	5,742,940
Insmed, Inc.(b)	335,686	7,720,778
Iovance Biotherapeutics, Inc.(a) (b)	630,960	20,285,364
Madrigal Pharmaceuticals, Inc.(a) (b)	117,895	9,865,454
Neurocrine Biosciences, Inc.(b)	154,770	15,189,128
NextCure, Inc.(b)	304,171	9,861,224
PTC Therapeutics, Inc.(b)	406,860	20,717,311
Trillium Therapeutics, Inc.(b)	856,244	3,784,598
Turning Point Therapeutics, Inc. - Class I(a) (b)	274,785	14,154,175
Ultragenyx Pharmaceutical, Inc.(a) (b)	361,609	21,852,032
Vir Biotechnology, Inc.(b)	279,651	8,532,152
Y-mAbs Therapeutics, Inc.(a) (b)	449,043	15,078,864
Zentalis Pharmaceuticals, Inc.(b)	221,759	7,783,741

		293,860,893

Health Care Equipment & Supplies – 5.8%
Insulet Corp.(b)	115,785	23,124,580
iRhythm Technologies, Inc.(a) (b)	330,133	34,875,250
Penumbra, Inc.(a) (b)	124,543	22,083,965
Silk Road Medical, Inc.(a) (b)	706,424	29,585,037
Tactile Systems Technology, Inc.(a) (b)	430,277	22,210,899

		131,879,731

Health Care Providers & Services – 3.5%
Guardant Health, Inc.(b)	341,579	26,287,920
HealthEquity, Inc.(a) (b)	463,910	26,104,216
LHC Group, Inc.(a) (b)	217,430	28,263,725

		80,655,861

Health Care Technology – 2.6%
Health Catalyst, Inc.(a) (b)	611,994	16,321,880
Teladoc Health, Inc.(a) (b)	257,586	42,396,080

		58,717,960

Life Sciences Tools & Services – 3.4%
10X Genomics, Inc.(a) (b)	351,549	28,078,219

Company	Shares	U.S. $ Value
ICON PLC(b)	139,294	$22,352,508
Repligen Corp.(b)	228,410	26,529,821

		76,960,548

Pharmaceuticals – 1.5%
Aerie Pharmaceuticals, Inc.(a) (b)	301,888	4,600,773
Axsome Therapeutics, Inc.(b)	184,300	17,514,029
Revance Therapeutics, Inc.(a) (b)	620,088	11,477,829

		33,592,631

		675,667,624

Information Technology – 20.7%
Communications Equipment – 1.2%
Ciena Corp.(b)	607,574	28,100,297

Electronic Equipment, Instruments & Components – 3.4%
Littelfuse, Inc.	158,140	22,968,254
Novanta, Inc.(b)	360,580	31,330,796
OSI Systems, Inc.(a) (b)	310,930	22,505,113

		76,804,163

Semiconductors & Semiconductor Equipment – 6.4%
Cree, Inc.(a) (b)	226,423	9,765,624
Inphi Corp.(a) (b)	287,530	27,758,146
Lattice Semiconductor Corp.(b)	1,616,504	36,387,505
MKS Instruments, Inc.	190,050	19,048,712
Monolithic Power Systems, Inc.	132,034	26,394,917
Silicon Laboratories, Inc.(b)	286,972	27,899,418

		147,254,322

Software – 9.7%
Anaplan, Inc.(b)	584,314	23,875,070
Aspen Technology, Inc.(b)	180,382	18,444,060
Avalara, Inc.(b)	272,486	24,352,074
Blackline, Inc.(a) (b)	337,600	20,505,824
Everbridge, Inc.(a) (b)	221,520	24,672,898
Five9, Inc.(a) (b)	423,373	39,233,976
HubSpot, Inc.(a) (b)	130,256	21,965,069
Manhattan Associates, Inc.(a) (b)	97,880	6,943,607
Rapid7, Inc.(b)	333,197	15,177,123
Smartsheet, Inc. - Class A(a) (b)	509,242	26,847,238

		222,016,939

		474,175,721

Industrials – 18.4%
Aerospace & Defense – 3.3%
Axon Enterprise, Inc.(b)	481,010	34,974,237
Mercury Systems, Inc.(a) (b)	452,184	40,316,725

		75,290,962

Company	Shares	U.S. $ Value

Building Products – 2.4%
Armstrong World Industries, Inc.	274,732	$21,176,343
Trex Co., Inc.(a) (b)	360,261	34,304,052

		55,480,395

Commercial Services & Supplies – 1.4%
Tetra Tech, Inc.	424,138	31,929,109

Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	148,262	17,933,771

Machinery – 5.9%
Chart Industries, Inc.(a) (b)	622,703	22,242,951
Ingersoll Rand, Inc.(a) (b)	718,285	20,887,728
ITT, Inc.	384,680	20,280,330
John Bean Technologies Corp.(a)	300,950	23,094,903
Nordson Corp.	173,390	27,900,185
RBC Bearings, Inc.(a) (b)	158,458	20,073,459

		134,479,556

Road & Rail – 2.4%
Knight-Swift Transportation Holdings, Inc.(a)	725,264	26,965,316
Saia, Inc.(a) (b)	313,866	29,038,882

		56,004,198

Trading Companies & Distributors – 2.2%
H&E Equipment Services, Inc.	707,773	11,508,389
SiteOne Landscape Supply, Inc.(a) (b)	347,335	30,784,301
United Rentals, Inc.(a) (b)	62,320	8,008,120

		50,300,810

		421,418,801

Consumer Discretionary – 14.8%
Distributors – 1.3%
Pool Corp.	136,268	28,842,485

Diversified Consumer Services – 4.3%
Bright Horizons Family Solutions, Inc.(b)	206,655	24,064,975
Chegg, Inc.(a) (b)	878,430	37,552,882
Strategic Education, Inc.	235,850	37,570,905

		99,188,762

Hotels, Restaurants & Leisure – 3.6%
OneSpaWorld Holdings Ltd.(a)	580,240	3,777,362
Planet Fitness, Inc.(b)	505,993	30,526,558
Texas Roadhouse, Inc. - Class A(a)	302,580	14,248,492
Wingstop, Inc.(a)	290,994	34,124,866

		82,677,278

Household Durables – 0.4%
Lovesac Co. (The)(a) (b)	217,665	2,596,744
Skyline Champion Corp.(b)	338,582	6,673,451

		9,270,195

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 0.7%
RealReal, Inc. (The)(a) (b)	1,338,055	$15,708,766

Multiline Retail – 0.9%
Ollie’s Bargain Outlet Holdings, Inc.(a) (b)	311,910	21,181,808

Specialty Retail – 3.6%
Dynatrace, Inc.(b)	807,303	24,097,995
Five Below, Inc.(a) (b)	244,912	22,081,266
Floor & Decor Holdings, Inc. - Class A(a) (b)	327,090	13,868,616
Sleep Number Corp.(a) (b)	734,896	21,973,390

		82,021,267

		338,890,561

Financials – 6.7%
Capital Markets – 3.5%
Assetmark Financial Holdings, Inc.(a) (b)	607,728	14,579,395
Hamilton Lane, Inc. - Class A(a)	418,100	27,113,785
Houlihan Lokey, Inc.(a)	454,387	26,981,500
Stifel Financial Corp.	244,187	10,812,600

		79,487,280

Insurance – 3.2%
eHealth, Inc.(b)	201,837	21,536,008
Palomar Holdings, Inc.(a) (b)	394,126	23,056,371
Trupanion, Inc.(a) (b)	970,381	29,024,096

		73,616,475

		153,103,755

Consumer Staples – 2.9%
Food & Staples Retailing – 1.2%
Grocery Outlet Holding Corp.(a) (b)	831,614	27,667,798

Food Products – 1.7%
Freshpet, Inc.(b)	512,058	38,614,294

		66,282,092

Materials – 1.2%
Chemicals – 0.4%
Ingevity Corp.(b)	155,070	8,051,235

Containers & Packaging – 0.8%
Ranpak Holdings Corp.(a) (b)	2,345,897	18,485,668

		26,536,903

Total Common Stocks (cost $1,772,503,313)		2,156,075,457

INVESTMENT COMPANIES – 1.6%
Funds and Investment Trusts – 1.6%
iShares Russell 2000 Growth ETF(a) (c) (cost $35,997,743)	205,610	37,490,928

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) - Series D 0.00%(b) (d) (e) (f)	29,639	$850,754
Honest Co., Inc. (The) - Series E 0.00%(b) (d) (e) (f)	7,460	136,897

Total Preferred Stocks (cost $1,502,384)		987,651

SHORT-TERM INVESTMENTS – 4.6%
Investment Companies – 4.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c) (g) (h) (cost $105,341,942)	105,341,942	105,341,942

Total Investments Before Security Lending Collateral for Securities Loaned – 100.6% (cost $1,915,345,382)		2,299,895,978

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
Investment Companies – 3.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(c) (g) (h) (cost $81,730,611)	81,730,611	81,730,611

Total Investments – 104.2% (cost $1,997,075,993)(i)		2,381,626,589
Other assets less liabilities – (4.2)%		(95,231,892)

Net Assets – 100.0%		$2,286,394,697

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of April 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $485,429,928 and gross unrealized depreciation of investments was $(100,879,332), resulting in net unrealized appreciation of $384,550,596.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Cap Fund, Inc.

Small Cap Growth Portfolio

April 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,156,075,457	$—	$—	$2,156,075,457
Investment Companies	37,490,928	—	—	37,490,928
Preferred Stocks	—	—	987,651	987,651
Short-Term Investments	105,341,942	—	—	105,341,942
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	81,730,611	—	—	81,730,611

Total Investments in Securities	2,380,638,938	—	987,651	2,381,626,589
Other Financial Instruments(b)	—	—	—	—

Total	$2,380,638,938	$—	$987,651	$2,381,626,589

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2020 is as follows:

Fund	Market Value 07/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,100	$528,060	$485,818	$105,342	$601
Government Money Market Portfolio*	103,925	187,605	209,799	81,731	209
Total	$167,025	$715,665	$695,617	$187,073	$810

*	Investments of cash collateral for securities lending transactions